Document and Entity Information	0 Months Ended
Jul. 18, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	Vanguard Montgomery Funds
Entity Central Index Key	0001409957
Amendment Flag	false
Document Creation Date	Jul. 18, 2013
Document Effective Date	Jul. 18, 2013
Prospectus Date	Jul. 18, 2013